Other Operating Expenses - Summary of auditors remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Audit services	$ 447	$ 352	$ 235
Audit-related services	43	22	8
Tax services	7	7	0
Other services	4	24	12
Auditor's remuneration	$ 501	$ 405	$ 255